Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Other Long-Term Liabilities
10.	Other Long-Term Liabilities

The Company recognizes freight tax expenses in other income (expenses) in its consolidated statements of income (loss). The Company does not presently anticipate its uncertain tax positions will significantly increase or decrease in the next 12 months; however, actual developments could differ from those currently expected.

The following is a roll-forward of the Company’s freight tax expenses which are recorded in its consolidated balance sheets in other long-term liabilities, from January 1, 2012 to December 31, 2014:

	Year Ended December 31,
	2014 $	2013 $	2012 $
Balance at the beginning of the year	5,351	4,757	5,449
Freight tax (recovery) expense	(499)	594	(692)

Balance at the end of the year	4,852	5,351	4,757